UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Exchange Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock Exchange Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.4%

Aerospace & Defense — 9.2%
General Dynamics Corp.	78,703	$16,112,078

Banks — 8.1%
JPMorgan Chase & Co.	124,728	14,074,307

Consumer Finance — 5.2%
American Express Co.	84,390	8,986,691

Diversified Financial Services — 15.6%
Berkshire Hathaway, Inc., Class B (a)	127,112	27,215,950

Electronic Equipment, Instruments & Components — 0.6%
Keysight Technologies, Inc. (a)	14,874	985,849

Energy Equipment & Services — 3.4%
Schlumberger Ltd.	98,333	5,990,446

Food & Staples Retailing — 1.5%
Walmart, Inc.	27,424	2,575,388

Food Products — 1.9%
Kraft Heinz Co.	17,761	978,809
Mondelez International, Inc., Class A	53,285	2,289,124

		3,267,933
Household Products — 3.0%
Procter & Gamble Co.	61,908	5,152,603

Industrial Conglomerates — 1.1%
General Electric Co.	163,816	1,849,483

IT Services — 3.4%
Visa, Inc., Class A	39,748	5,965,777

Oil, Gas & Consumable Fuels — 4.1%
BP PLC — ADR	31,546	1,454,271

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	67,888	$5,771,838

		7,226,109
Pharmaceuticals — 17.1%
AstraZeneca PLC — ADR	128,000	5,064,960
Johnson & Johnson	59,069	8,161,564
Merck & Co., Inc.	68,117	4,832,220
Novartis AG — ADR	68,681	5,917,555
Pfizer, Inc.	132,154	5,824,027

		29,800,326
Software — 20.2%
Microsoft Corp.	308,263	35,256,039

Tobacco — 5.0%
Altria Group, Inc.	77,000	4,643,870
Philip Morris International, Inc.	50,136	4,088,089

		8,731,959
Total Long-Term Investments — 99.4% (Cost: $18,267,425)		173,190,938

Short-Term Securities — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97% (b)(c)	835,436	835,436
Total Short-Term Investments — 0.5% (Cost: $835,436)		835,436

Total Investments — 99.9% (Cost: $19,102,861)		174,026,374

Other Assets Less Liabilities — 0.1%		234,425

Net Assets — 100.0%		$174,260,799

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

During the period ended September 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,034,358	(198,922)	835,436	$835,436	$8,265		$—	$—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	926	(b)	2	—

				$835,436	$9,191		$2	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

ADR	American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Exchange Portfolio

(Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$173,190,938	$—	$—	$173,190,938
Short-Term Securities	835,436	—	—	835,436

	$174,026,374	$—	$—	$174,026,374

(a)	See above Schedule of Investments for values in each industry.

During the period ended September 30, 2018, there were no transfers between levels.

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Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: November 19, 2018